Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (5,145)	$ 3,822
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	7,027	7,586
Amortization of deferred charges		73
(Gain) loss on disposal of assets		(8,013)
Share of (income) loss from joint venture (note 8)	(2,381)	255
Interest expense	2,407	2,614
Share-based compensation	1,454	1,519
Deferred income taxes	(2,906)	109
Change in biological asset	834	(265)
Changes in non-cash working capital items (note 18)	(3,550)	(4,417)
Net cash (used in) provided by operating activities	(2,260)	3,283
Cash flows from investing activities:
Purchases of property, plant and equipment	(3,093)	(1,696)
Note receivable to joint venture (note 8)	(10,462)
Proceeds from sale of land	65
Net cash used in investing activities	(13,490)	(1,696)
Cash flows from financing activities:
Proceeds from borrowings	7,000	7,306
Repayments on borrowings	(7,706)	(14,320)
Interest paid on long-term debt	(2,417)	(2,614)
Proceeds from issuance of common stock, net	23,492	9,769
Proceeds from exercise of stock options	283	59
Payments on capital lease obligations	(71)	(59)
Net cash provided by financing activities	20,581	141
Effect of exchange rate changes on cash and cash equivalents	(2)	(10)
Increase in cash and cash equivalents	4,829	1,718
Cash and cash equivalents, beginning of year	7,091	5,373
Cash and cash equivalents, end of year	11,920	7,091
Supplemental cash flow information:
Income taxes paid (recovered)	$ 290	(25)
Supplemental disclosure of non-cash information:
Purchases of capital expenditures by financing capital lease		190
Issuance of warrants		$ 148